Commitments and Contingent Liabilities	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 10:	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Sapiens Technologies (1982) Ltd. (“Sapiens Technologies”), a subsidiary incorporated in Israel, was partially financed under programs sponsored by the Israel Innovation Authority (“IIA”), formerly the Office of the Chief Scientist, for the support of certain research and development activities conducted in Israel. In exchange for participation in the programs by the IIA, the Company agreed to pay 3.5% of total net consolidated license and maintenance revenue and 0.35% of the net consolidated consulting services revenue related to the software developed within the framework of these programs based on an understanding with the IIA reached in January 2012.

The royalties will be paid up to a maximum amount equaling 100%-150% of the grants provided by the IIA, linked to the dollar, and for grants received after January 1, 1999, bear annual interest at a rate based on LIBOR.

Royalty expense amounted to $503, $488 and $414 in 2016, 2017 and 2018, respectively, and are included in cost of revenues.

As of December 31, 2018, the Company had a contingent liability to pay royalties of $6,204.

b.	Lease and other commitments:

The Company leases office space, office equipment and various motor vehicles under operating leases, which also include renewal options. In addition, the Company has purchase obligations as part of its ongoing course of business, mainly licensing of software from various vendors.

1.	The Company’s office space and office equipment are rented under several operating leases. Future minimum lease commitments under operating leases for the years ended December 31, were as follows:

	Lease of premises	Other purchase obligations	Total

2019	$5,868	$2,150	$8,018
2020	4,825	1,920	6,745
2021	4,327	325	4,652
2022	4,055	220	4,275
2023 and thereafter	20,932	660	21,592

	$40,007	$5,275	$45,282

Rent expense for the years ended December 31, 2016, 2017 and 2018 was $6,284 $7,357 and $7,236, respectively.

2.	The Company leases its motor vehicles under cancelable operating lease agreements.

The minimum payment under these operating leases, upon cancellation of these lease agreements was $112 as of December 31, 2018.

Lease expenses for motor vehicles for the years 2018, 2017 and 2016 were $1,017, $1,044 and $1,187, respectively.

c.	The Company provided bank guarantees in the amount of $848 as security for the rent to be paid for its leased offices. The bank guarantees are valid through February 2019 and thereafter will be renewed for the same amount through February 2020. As of December 31, 2018, the Company provided bank guarantees of $465 as security for the performance of various contracts with customers and suppliers.

In addition, as of December 31, 2018, the Company had no restricted bank deposits in favor of the bank guarantees.

d.	In accordance with the indenture for the Series B Debentures, the Company is required to meet certain financial covenants. See Note 9 above.